Long-Term Debt: - Maturity Schedule (Details) - Hman Group holdings Inc and subsidiaries $ in Thousands	Dec. 26, 2020 USD ($)
2021	$ 10,609
2022	340,609
2023	10,609
2024	82,609
2025	994,606
Thereafter	108,706
Total	$ 1,547,748